Pioneer Intrinsic Value Fund
Schedule of Investments  |  December 31, 2021

A: PISVX	C: PVCCX	Y: PISYX

Schedule of Investments  |  12/31/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.7%
	Common Stocks — 97.8% of Net Assets
	Air Freight & Logistics — 2.6%
122	FedEx Corp.	$ 31,554
	Total Air Freight & Logistics	$31,554
	Automobiles — 2.1%
442(a)	General Motors Co.	$ 25,914
	Total Automobiles	$25,914
	Banks — 15.0%
1,153	Bank of America Corp.	$ 51,297
336	Citizens Financial Group, Inc.	15,876
260	East West Bancorp, Inc.	20,457
175	JPMorgan Chase & Co.	27,711
128	M&T Bank Corp.	19,658
1,003	Wells Fargo & Co.	48,124
	Total Banks	$183,123
	Biotechnology — 4.6%
167	AbbVie, Inc.	$ 22,612
461	Gilead Sciences, Inc.	33,473
	Total Biotechnology	$56,085
	Capital Markets — 4.4%
433	Lazard, Ltd., Class A	$ 18,892
357	Morgan Stanley	35,043
	Total Capital Markets	$53,935
	Chemicals — 0.6%
196	Mosaic Co.	$ 7,701
	Total Chemicals	$7,701
	Communications Equipment — 3.0%
583	Cisco Systems, Inc.	$ 36,945
	Total Communications Equipment	$36,945
	Consumer Finance — 2.1%
222	Discover Financial Services	$ 25,654
	Total Consumer Finance	$25,654
	Containers & Packaging — 3.9%
213	Crown Holdings, Inc.	$ 23,562
357	Sealed Air Corp.	24,087
	Total Containers & Packaging	$47,649
	Diversified Telecommunication Services — 0.9%
203	Verizon Communications, Inc.	$ 10,548
	Total Diversified Telecommunication Services	$10,548
1Pioneer Intrinsic Value Fund |  | 12/31/21

Shares		Value
	Electric Utilities — 2.1%
283	American Electric Power Co., Inc.	$ 25,179
	Total Electric Utilities	$25,179
	Electronic Equipment, Instruments & Components — 1.5%
164	TD SYNNEX Corp.	$ 18,755
	Total Electronic Equipment, Instruments & Components	$18,755
	Health Care Providers & Services — 9.7%
100	Anthem, Inc.	$ 46,354
378	Cardinal Health, Inc.	19,463
253	CVS Health Corp.	26,100
101	HCA Healthcare, Inc.	25,949
	Total Health Care Providers & Services	$117,866
	Household Durables — 1.9%
198	Lennar Corp., Class A	$ 23,000
	Total Household Durables	$23,000
	Insurance — 6.4%
389	Aflac, Inc.	$ 22,714
159	Chubb, Ltd.	30,736
234	Progressive Corp.	24,020
	Total Insurance	$77,470
	Internet & Direct Marketing Retail — 1.8%
337	eBay, Inc.	$ 22,410
	Total Internet & Direct Marketing Retail	$22,410
	IT Services — 2.3%
210	International Business Machines Corp.	$ 28,069
22(a)	Kyndryl Holdings, Inc.	398
	Total IT Services	$28,467
	Machinery — 1.2%
75	Stanley Black & Decker, Inc.	$ 14,147
	Total Machinery	$14,147
	Metals & Mining — 1.1%
313	Freeport-McMoRan, Inc.	$ 13,061
	Total Metals & Mining	$13,061
	Multi-Utilities — 2.2%
942	CenterPoint Energy, Inc.	$ 26,291
	Total Multi-Utilities	$26,291
	Oil, Gas & Consumable Fuels — 9.0%
702	Exxon Mobil Corp.	$ 42,955
Pioneer Intrinsic Value Fund |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
137	Pioneer Natural Resources Co.	$ 24,918
952	Royal Dutch Shell PLC, Class B (A.D.R.)	41,269
	Total Oil, Gas & Consumable Fuels	$109,142
	Pharmaceuticals — 5.9%
322	Organon & Co.	$ 9,805
1,041	Pfizer, Inc.	61,471
	Total Pharmaceuticals	$71,276
	Semiconductors & Semiconductor Equipment — 3.9%
576	Intel Corp.	$ 29,664
197	Micron Technology, Inc.	18,351
	Total Semiconductors & Semiconductor Equipment	$48,015
	Software — 2.3%
321	Oracle Corp.	$ 27,994
	Total Software	$27,994
	Specialty Retail — 2.4%
14(a)	AutoZone, Inc.	$ 29,349
	Total Specialty Retail	$29,349
	Technology Hardware, Storage & Peripherals — 1.9%
1,489	Hewlett Packard Enterprise Co.	$ 23,482
	Total Technology Hardware, Storage & Peripherals	$23,482
	Trading Companies & Distributors — 3.0%
563(a)	AerCap Holdings NV	$ 36,831
	Total Trading Companies & Distributors	$36,831
	Total Common Stocks (Cost $1,128,423)	$1,191,843

	SHORT TERM INVESTMENTS — 2.9% of Net Assets
	Open-End Mutual Funds — 2.9%
34,811	Dreyfus Government Cash Management, Institutional Shares, 0.03%(b)	$ 34,811
		$34,811
	TOTAL SHORT TERM INVESTMENTS (Cost $34,811)	$34,811
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.7% (Cost $1,163,234)	$1,226,654
	OTHER ASSETS AND LIABILITIES — (0.7%)	$(8,614)
	Net Assets — 100.0%	$1,218,040
3Pioneer Intrinsic Value Fund |  | 12/31/21

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,191,843	$—	$—	$1,191,843
Open-End Mutual Funds	34,811	—	—	34,811
Total Investments in Securities	$1,226,654	$—	$—	$1,226,654
Pioneer Intrinsic Value Fund |  | 12/31/214